List of direct and indirect subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
List of direct and indirect subsidiaries
Schedule of information on the Company's direct and indirect subsidiaries
		December 31,2023		December 31,2022		December 31,2021
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”) (a)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
Dextra Inc. (b)	United States	-	-	-	100%	-	100%
CINQ Inc.	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	-
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC (c)	United States	-	100%	-	100%	-	-
CI&T FinTech Services, Inc. (c)	United States	-	100%	-	100%	-	-
Somo Global Ltd (“Somo”) (d)	United Kingdom	100%	-	100%	-	-	-
Somo Custom Ltd (“Somo UK”) (d)	United Kingdom	-	100%	-	100%	-	-
Somo Global Inc. (d)	United States	-	100%	-	100%	-	-
Somo Global SAS. (“Somo Colombia”) (d)	Colombia	-	100%	-	100%	-	-
Ideonyx Ltd (in liquidation) (d)	United Kingdom	-	100%	-	100%	-	-
Somo Ltd (dormant) (d)	United Kingdom	-	100%	-	100%	-	-
CI&T Oceania PTY Ltd (“CI&T Oceania”) (e)	Australia	100%	-	100%	-	-	-
Unconstrained Thinking PTY Ltd (e)	Australia	-	-	-	100%	-	-

(a)	In June 2022, CI&T Brazil completed the acquisition of 100% of the shareholding control of Box 1824 Planejamento e Marketing Ltda (“Box 1824”). In December 2022, Box 1824 was merged with CI&T Brazil.
(b)	In 2023, Dextra Inc. was extinct.
(c)	In November 2022, the Company completed the acquisition of 100% of the shareholding control of NTERSOL Consulting LLC (“NTERSOL”) and its subsidiary (see note 9). In 2023 NTERSOL was renamed to CI&T Financial Services Solutions, LLC and Core IP was renamed to CI&T FinTech Services, Inc.
(d)	In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd (“Somo”) and its subsidiaries (see note 9).
(e)	In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd (“Transpire”) and its subsidiary (see note 9). In 2023, Transpire was renamed to CI&T Oceania PTY Ltd and Unconstrained Thinking PTY Ltd was extinct.